Events after the reporting period - Business combination (Details) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) employee facility	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Events after reporting period
Number of employees | employee		16,443	16,340	16,652
Revenue		$ 6,731	$ 6,660	$ 6,676
Issue of equity				2
Proceeds from borrowings		$ 4,068	$ 1,806	$ 110
Metal Beverage Packaging Americas and Europe
Events after reporting period
Number of facilities | facility		23
Number of employees | employee		4,900
Revenue		$ 3,500
Major business combination | Ardagh Metal Packaging (AMP) | Minimum
Events after reporting period
Condition which must be satisfied under terms of the agreement	$ 3,000
Major business combination | Forecast | Ardagh Metal Packaging (AMP)
Events after reporting period
Issue of equity	600
Cash consideration paid	$ 2,300
Ownership interest, subsidiary stockholders	80.00%
Ownership interest, private placement investors	10.00%
Ownership interest, acquisition company shareholders and sponsor	10.00%
Major business combination | Forecast | Ardagh Metal Packaging (AMP) | Maximum
Events after reporting period
Consideration transferred, acquisition-date fair value	$ 3,400
Major business combination | Forecast | Gores Holdings V
Events after reporting period
Cash consideration paid	$ 525
Potential ordinary share transactions | Forecast | Ardagh Metal Packaging (AMP)
Events after reporting period
Number of shares issued | shares	60
Issue of equity	$ 600
Price per share | $ / shares	$ 10.00
Potential borrowing | Forecast | Ardagh Metal Packaging (AMP)
Events after reporting period
Proceeds from borrowings	$ 2,650
Proceeds from issuance of debt, net	$ 2,300